Investments in Associates 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Total assets	₩ 254,927,457	₩ 246,807,795
Total liabilities	205,604,513	205,444,962
Sales	96,567,586	92,578,265	₩ 87,476,410
Profit (loss) for the year	8,666,656	3,621,968	₩ (4,716,144)
Korea Gas Corporation
Disclosure of associates [line items]
Total assets	53,627,847	57,669,638
Total liabilities	42,828,922	46,843,282
Sales	35,727,336	38,388,740
Profit (loss) for the year	132,251	1,148,985
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Total assets	204,592	213,423
Total liabilities	95,482	109,367
Sales	392,361	361,690
Profit (loss) for the year	7,224	14,587
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	283,460	123,787
Total liabilities	201,297	46,156
Sales	27,005	23,400
Profit (loss) for the year	13,997	7,415
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	656,989	698,653
Total liabilities	256,336	295,095
Sales	111,887	109,081
Profit (loss) for the year	9,787	9,354
Korea Power Exchange
Disclosure of associates [line items]
Total assets	350,477	365,652
Total liabilities	88,408	91,690
Sales	126,117	120,586
Profit (loss) for the year	2,817	1,795
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	35,835	35,917
Total liabilities	17,788	19,831
Sales	7,003	5,155
Profit (loss) for the year	1,995	213
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,102,566	1,117,771
Total liabilities	587,322	651,892
Sales	393,540	397,332
Profit (loss) for the year	48,372	61,893
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	6,333	8,110
Total liabilities	84	93
Sales	1,123	2,671
Profit (loss) for the year	(977)	2,359
SPC Power Corporation
Disclosure of associates [line items]
Total assets	313,540	301,805
Total liabilities	31,783	18,716
Sales	73,796	72,191
Profit (loss) for the year	55,063	35,657
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	8,504,351	8,301,632
Total liabilities	5,688,462	5,803,020
Sales	3,149,333	2,907,291
Profit (loss) for the year	222,146	(66,765)
PT. Cirebon Electric Power
Disclosure of associates [line items]
Total assets	724,772	742,634
Total liabilities	135,272	169,796
Sales	304,258	281,041
Profit (loss) for the year	30,071	15,070
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	30,204	30,834
Total liabilities	124,852	127,760
Sales	0	0
Profit (loss) for the year	(36)	(31)
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	32,566	33,230
Total liabilities	119,596	122,351
Sales	0	0
Profit (loss) for the year	(36)	(31)
PT Wampu Electric Power
Disclosure of associates [line items]
Total assets	190,896	209,724
Total liabilities	111,514	124,358
Sales	19,113	19,146
Profit (loss) for the year	3,694	7,598
PT. Bayan Resources TBK
Disclosure of associates [line items]
Total assets	4,842,617	5,338,900
Total liabilities	1,149,228	2,100,603
Sales	4,874,768	4,700,051
Profit (loss) for the year	1,118,309	1,285,816
S-Power Co., Ltd.
Disclosure of associates [line items]
Total assets	664,275	739,732
Total liabilities	253,454	369,429
Sales	660,755	734,607
Profit (loss) for the year	40,452	35,889
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,533,443	1,414,921
Total liabilities	1,127,607	979,112
Sales	213,673	182,433
Profit (loss) for the year	(23,055)	(81,032)
PT. Mutiara Jawa
Disclosure of associates [line items]
Total assets	19,680	28,266
Total liabilities	4,511	8,489
Sales	12,404	13,455
Profit (loss) for the year	488	4,094
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	100,122	95,570
Total liabilities	108,399	108,793
Sales	45,739	47,999
Profit (loss) for the year	4,940	4,787
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	4,953,795	5,129,641
Total liabilities	3,966,676	4,125,053
Sales	1,307,686	1,310,775
Profit (loss) for the year	(17,519)	2,823
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,413,851	5,359,845
Total liabilities	4,752,300	4,667,564
Sales	932,084	635,026
Profit (loss) for the year	(27,205)	(10,547)
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,021,409	1,052,048
Total liabilities	625,341	678,140
Sales	697,349	841,818
Profit (loss) for the year	22,149	58,855
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,155	1,666
Total liabilities	182	385
Sales	433	476
Profit (loss) for the year	81	135
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,266,052	1,350,004
Total liabilities	928,870	1,044,020
Sales	1,123,208	1,360,809
Profit (loss) for the year	31,456	10,453
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Total assets	63,124	67,903
Total liabilities	13,036	14,023
Sales	0	0
Profit (loss) for the year	0	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,254	5,419
Total liabilities	2,345	2,220
Sales	0	0
Profit (loss) for the year	(253)	53
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,794,220	1,910,960
Total liabilities	950,702	1,089,101
Sales	544,701	535,012
Profit (loss) for the year	57,866	59,776
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	11,373	11,767
Total liabilities	3,037	3,025
Sales	2,990	3,805
Profit (loss) for the year	714	908
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	137,848	142,943
Total liabilities	131,949	134,894
Sales	58,189	66,924
Profit (loss) for the year	(2,194)	(3,140)
Hansuwon KNP Co., Ltd.
Disclosure of associates [line items]
Total assets	5,591	4,324
Total liabilities	1,706	1,444
Sales	10,944	7,949
Profit (loss) for the year	1,051	716
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Total assets	15,199	13,676
Total liabilities	21	67
Sales	3,155	1,880
Profit (loss) for the year	3,522	488
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Total assets	15,316	14,037
Total liabilities	1,181	1,229
Sales	5,081	5,003
Profit (loss) for the year	1,328	1,450
YaksuESS Co., Ltd.
Disclosure of associates [line items]
Total assets	4,297	5,295
Total liabilities	4,194	4,738
Sales	716	749
Profit (loss) for the year	(454)	(423)
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Total assets	868,222	666,316
Total liabilities	578,041	419,386
Sales	146,768	123,848
Profit (loss) for the year	25,127	10,732
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	628,711	547,208
Total liabilities	509,896	426,210
Sales	0	0
Profit (loss) for the year	(2,182)	(2,105)
PND Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	30,067	32,025
Total liabilities	23,914	26,570
Sales	5,511	5,331
Profit (loss) for the year	753	737
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	145,984	157,873
Total liabilities	98,906	114,299
Sales	24,404	25,081
Profit (loss) for the year	6,734	5,963
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Total assets	34,792	36,659
Total liabilities	34,993	37,065
Sales	5,925	5,194
Profit (loss) for the year	205	(953)
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Total assets	67,107	81,798
Total liabilities	68,999	85,848
Sales	5,270	1,942
Profit (loss) for the year	2,158	(1,392)
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Total assets	1,018	1,303
Total liabilities	321	318
Sales	443	1,209
Profit (loss) for the year	(239)	146
ITR Co., Ltd.
Disclosure of associates [line items]
Total assets	824	720
Total liabilities	840	898
Sales	330	130
Profit (loss) for the year	(622)	(510)
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Disclosure of associates [line items]
Total assets	1,620	1,870
Total liabilities	116	99
Sales	796	666
Profit (loss) for the year	(200)	108
Indeck Niles Development, LLC
Disclosure of associates [line items]
Total assets	1,208,801	1,234,170
Total liabilities	685,577	704,296
Sales	456,748	284,855
Profit (loss) for the year	123,823	32,491
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Total assets	198	211
Total liabilities	34	32
Sales	1,237	1,157
Profit (loss) for the year	1,220	1,120
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Total assets	12,695	12,665
Total liabilities	330	178
Sales	1,162	722
Profit (loss) for the year	1,130	689
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Total assets	14,354	15,427
Total liabilities	11,698	13,338
Sales	4,868	5,072
Profit (loss) for the year	206	(229)
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Total assets	240,317	260,641
Total liabilities	229,134	249,642
Sales	8,849	9,658
Profit (loss) for the year	883	1,188
Go deok Clean Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	135,051	130,520
Total liabilities	121,354	117,267
Sales	46,357	49,187
Profit (loss) for the year	836	1,465
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Total assets	1,016	660
Total liabilities	161	461
Sales	2,225	675
Profit (loss) for the year	319	(291)
SEP Co., Ltd.
Disclosure of associates [line items]
Total assets	45	45
Total liabilities	118	118
Sales	0	0
Profit (loss) for the year	(1)	(1)
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Total assets	2,957	2,381
Total liabilities	1,157	991
Sales	2,701	2,135
Profit (loss) for the year	388	58
Tronix Co., Ltd.
Disclosure of associates [line items]
Total assets	3,875	4,824
Total liabilities	3,351	3,659
Sales	3,044	2,578
Profit (loss) for the year	(95)	42
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Total assets	550	453
Total liabilities	650	485
Sales	22	149
Profit (loss) for the year	(84)	(104)
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	119,120	128,131
Total liabilities	107,703	116,742
Sales	15,446	16,246
Profit (loss) for the year	2,628	2,552
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	414,475	441,227
Total liabilities	386,764	412,276
Sales	40,124	10,812
Profit (loss) for the year	(3,556)	(6,845)
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Total assets	46,279	48,924
Total liabilities	36,188	38,119
Sales	6,120	6,143
Profit (loss) for the year	667	884
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	143,972	149,528
Total liabilities	97,762	105,535
Sales	22,920	22,600
Profit (loss) for the year	5,389	4,049
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	70,965	79,709
Total liabilities	44,509	51,776
Sales	24,840	28,110
Profit (loss) for the year	1,403	6,064
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	49,262	53,335
Total liabilities	49,515	52,503
Sales	11,339	10,889
Profit (loss) for the year	(1,085)	13
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	6,578	6,680
Total liabilities	3,959	4,309
Sales	1,039	1,035
Profit (loss) for the year	248	208
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Total assets	182,811	188,303
Total liabilities	143,971	158,595
Sales	31,033	27,641
Profit (loss) for the year	8,707	5,152
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	18,046	18,321
Total liabilities	14,567	15,238
Sales	3,501	3,506
Profit (loss) for the year	635	589
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Total assets	226,781	237,359
Total liabilities	183,481	199,954
Sales	37,958	36,948
Profit (loss) for the year	6,197	3,530
KPE Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	132,729	135,307
Total liabilities	97,030	103,023
Sales	35,620	41,289
Profit (loss) for the year	3,392	2,131
G.GURU Co., Ltd.
Disclosure of associates [line items]
Total assets	32	273
Total liabilities	43	133
Sales	159	103
Profit (loss) for the year	(252)	(535)
UD4M Co., Ltd.
Disclosure of associates [line items]
Total assets	1,352	1,076
Total liabilities	511	227
Sales	1,416	1,142
Profit (loss) for the year	(283)	(170)
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	18,237	16,139
Total liabilities	15,877	13,833
Sales	2,700	2,665
Profit (loss) for the year	55	656
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	15,871	16,323
Total liabilities	12,456	13,428
Sales	2,837	2,737
Profit (loss) for the year	519	863
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Total assets	104	212
Total liabilities	131	134
Sales	33	167
Profit (loss) for the year	(119)	(104)
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Total assets	141,398	148,460
Total liabilities	119,159	125,975
Sales	40,919	45,534
Profit (loss) for the year	110	5,768
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	187,427	187,927
Total liabilities	109,615	120,551
Sales	35,363	32,534
Profit (loss) for the year	22,390	15,536
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	214,160	234,506
Total liabilities	179,102	195,354
Sales	59,398	68,010
Profit (loss) for the year	(1,376)	11,494
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	50,729	45,468
Total liabilities	50,458	44,236
Sales	6,151	0
Profit (loss) for the year	(961)	(924)
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Total assets	138,971	136,360
Total liabilities	101,318	105,721
Sales	20,537	18,376
Profit (loss) for the year	7,014	4,005
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	66,397	63,749
Total liabilities	55,619	56,030
Sales	7,339	758
Profit (loss) for the year	3,063	(620)
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	143,281	160,225
Total liabilities	75,139	93,086
Sales	20,428	20,376
Profit (loss) for the year	1,003	(147)
PlatformN. Co., Ltd.
Disclosure of associates [line items]
Total assets	62	162
Total liabilities	128	223
Sales	0	430
Profit (loss) for the year	(4)	139
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Total assets	3,650,107	3,831,992
Total liabilities	2,710,061	2,863,534
Sales	525,647	543,340
Profit (loss) for the year	33,411	60,512
Green Radiation Co., Ltd.
Disclosure of associates [line items]
Total assets	1,030	521
Total liabilities	865	663
Sales	1,037	613
Profit (loss) for the year	47	(272)
Future Convergence Technology Laboratory. Co., Ltd.
Disclosure of associates [line items]
Total assets	381	384
Total liabilities	280	277
Sales	18	0
Profit (loss) for the year	(29)	(83)
Eco Motion Co., Ltd.
Disclosure of associates [line items]
Total assets	2,399	1,830
Total liabilities	727	684
Sales	888	350
Profit (loss) for the year	524	82
REC's Innovation Co., Ltd.
Disclosure of associates [line items]
Total assets	3,081	2,921
Total liabilities	1,296	1,518
Sales	1,803	1,010
Profit (loss) for the year	382	232
ACE
Disclosure of associates [line items]
Total assets	162	359
Total liabilities	117	308
Sales	9	27
Profit (loss) for the year	(1)	14
Environment and Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	8	31
Total liabilities	0	0
Sales	0	0
Profit (loss) for the year	(22)	(36)
Santiago Solar Power SpA
Disclosure of associates [line items]
Total assets	90,913	85,063
Total liabilities	74,898	71,139
Sales	6,657	4,862
Profit (loss) for the year	862	(9,488)
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Total assets	14,940	15,300
Total liabilities	12,006	12,382
Sales	2,018	2,259
Profit (loss) for the year	17	210
Power Embedded
Disclosure of associates [line items]
Total assets	396	400
Total liabilities	156	112
Sales	177	0
Profit (loss) for the year	(49)	(7)
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	4,564	4,878
Total liabilities	1,065	1,328
Sales	3,744	3,342
Profit (loss) for the year	(51)	(539)
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Total assets	3,283	2,205
Total liabilities	1,683	673
Sales	1,310	2,317
Profit (loss) for the year	73	135
HORANG ENERGY Inc.
Disclosure of associates [line items]
Total assets	111,959	94,637
Total liabilities	101,998	85,678
Sales	32,082	0
Profit (loss) for the year	1,003	(947)
Hoenggye Renewable Energy Co., Ltd
Disclosure of associates [line items]
Total assets	87,568	43,206
Total liabilities	84,838	43,942
Sales	85	0
Profit (loss) for the year	(53)	(62)
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	140,112	122,937
Total liabilities	123,610	114,908
Sales	35,401	0
Profit (loss) for the year	8,469	(1,165)
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	143,642	120,001
Total liabilities	124,676	106,939
Sales	42,284	121
Profit (loss) for the year	5,904	(692)
SkyPic Inc.
Disclosure of associates [line items]
Total assets	171	167
Total liabilities	21	37
Sales	27	3
Profit (loss) for the year	16	(7)
HyChangwon Fuel Cell. Co., Ltd.
Disclosure of associates [line items]
Total assets	198,733	114,580
Total liabilities	177,417	91,679
Sales	0	0
Profit (loss) for the year	(1,585)	(309)
Dreams Co.,Ltd.
Disclosure of associates [line items]
Total assets	181	233
Total liabilities	202	183
Sales	212	208
Profit (loss) for the year	(120)	(49)
DEEPAI Co.,Ltd.
Disclosure of associates [line items]
Total assets	1,006	813
Total liabilities	848	449
Sales	434	240
Profit (loss) for the year	(56)	(319)
Amaala Sustainable Company for Energy LLC
Disclosure of associates [line items]
Total assets	2,004,265	697,354
Total liabilities	1,932,575	697,158
Sales	947,226	0
Profit (loss) for the year	4,539	₩ 0
Remal First Holding Company
Disclosure of associates [line items]
Total assets	1
Total liabilities	25,106
Sales	0
Profit (loss) for the year	(116)
Naseem First Holding Company
Disclosure of associates [line items]
Total assets	1
Total liabilities	27,233
Sales	0
Profit (loss) for the year	(116)
Cheonwang Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	1,428
Total liabilities	300
Sales	0
Profit (loss) for the year	(405)
Namjeju Bitdream Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	57,629
Total liabilities	47,523
Sales	0
Profit (loss) for the year	(383)
Jeju Bukchon BESS Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	71,424
Total liabilities	65,375
Sales	0
Profit (loss) for the year	(2,646)
Commerce and Industry Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	61,355
Total liabilities	28,832
Sales	10,732
Profit (loss) for the year	(3,487)
KI Tech Co., Ltd.
Disclosure of associates [line items]
Total assets	949
Total liabilities	9
Sales	0
Profit (loss) for the year	(59)
Enlight Energy Advanced Industry Venture Fund
Disclosure of associates [line items]
Total assets	11,235
Total liabilities	0
Sales	0
Profit (loss) for the year	0
Gunsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	4,792
Total liabilities	0
Sales	0
Profit (loss) for the year	₩ 0